SEGMENTED INFORMATION - Segment information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEGMENTED INFORMATION
Revenues	$ 4,293.8	$ 4,181.0	$ 4,125.1
Employee costs	698.2	696.6	706.2
Purchase of goods and services	1,712.7	1,703.0	1,753.1
Adjusted EBITDA	1,882.9	1,781.4	1,665.8
Depreciation and amortization	751.2	753.3	739.9
Financial expenses	282.9	291.5	294.3
Loss on valuation and translation of financial instruments	0.8	0.9	2.4
Restructuring of operations, litigation and other items	28.6	29.1	17.5
Gain on sale of spectrum licences			(330.9)
Impairment of goodwill and intangible assets			43.8
Loss on debt refinancing			15.6
Income before income taxes	819.4	706.6	883.2
Additions to property, plant and equipment	501.3	549.2	598.6
Additions to intangible assets	496.9	197.4	141.9
Operating Segments | Telecom-munications
SEGMENTED INFORMATION
Revenues	3,480.4	3,382.0	3,287.8
Employee costs	398.6	387.1	388.8
Purchase of goods and services	1,278.4	1,279.3	1,305.9
Adjusted EBITDA	1,803.4	1,715.6	1,593.1
Additions to property, plant and equipment	476.8	513.2	567.7
Additions to intangible assets	468.0	190.2	132.3
Operating Segments | Media
SEGMENTED INFORMATION
Revenues	738.0	728.6	769.9
Employee costs	228.6	234.4	232.0
Purchase of goods and services	434.6	434.2	464.1
Adjusted EBITDA	74.8	60.0	73.8
Additions to property, plant and equipment	21.8	28.7	29.4
Additions to intangible assets	24.8	4.8	3.3
Operating Segments | Sports and Entertainment
SEGMENTED INFORMATION
Revenues	192.2	182.1	181.3
Employee costs	38.6	38.8	37.6
Purchase of goods and services	146.3	132.8	132.1
Adjusted EBITDA	7.3	10.5	11.6
Additions to property, plant and equipment	1.3	1.5	1.3
Additions to intangible assets	3.5	3.5	4.3
Head Office and Inter-segments
SEGMENTED INFORMATION
Revenues	(116.8)	(111.7)	(113.9)
Employee costs	32.4	36.3	47.8
Purchase of goods and services	(146.6)	(143.3)	(149.0)
Adjusted EBITDA	(2.6)	(4.7)	(12.7)
Additions to property, plant and equipment	1.4	5.8	0.2
Additions to intangible assets	$ 0.6	$ (1.1)	$ 2.0